As filed with the Securities and Exchange Commission on July 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedules of Investments.

Vivaldi Orinda Hedged Equity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.6%
Consumer Discretionary - 16.0%
Advance Auto Parts, Inc.	1,133	$173,598
Barnes & Noble, Inc. ^	10,255	241,198
Bed Bath & Beyond, Inc. ^	4,005	285,637
CBS Corp.	5,070	312,920
Deckers Outdoor Corp. ^*	3,500	238,525
Dick's Sporting Goods, Inc.	9,678	519,902
Grand Canyon Education, Inc. ^	7,017	299,696
Imvescor Restaurant Group ^†	543,440	825,910
International Speedway Corp.	11,533	429,374
La-Z-Boy, Inc.	16,000	424,480
McDonald's Corp.	3,150	302,180
Media General, Inc. ^*	24,000	397,440
Michael Kors Holdings Ltd. ^†	3,000	139,500
Mohawk Industries, Inc. ^	2,250	419,940
Panera Bread Co. ^	2,536	461,552
Potbelly Corp. ^	40,669	571,399
Shake Shack, Inc. ^	808	66,910
Shutterfly, Inc. ^	7,100	330,150
Sinclair Broadcast Group, Inc. - Class A	6,000	180,240
Speedway Motorsports, Inc.	9,757	213,873
Starwood Hotels & Resorts Worldwide, Inc.	4,000	331,040
The Home Depot, Inc.	2,780	309,748
Tile Shop Holdings, Inc. ^	4,999	62,338
Tupperware Brands Corp.	2,420	159,091
Zulily, Inc. ^	16,863	223,013
		7,919,654
Consumer Staples - 7.4%
Darling Ingredients, Inc. ^*	28,470	446,979
Diageo PLC - ADR †	3,135	347,860
Molson Coors Brewing Co. *	5,000	366,900
Pepsico, Inc.	5,240	505,293
Spectrum Brands Holdings, Inc. *	4,500	434,925
The Procter & Gamble Co.	4,075	319,439
Treehouse Foods, Inc. ^	2,678	191,022
Unilever NV - ADR †	11,090	473,543
Vector Group Ltd.	18,000	397,980
Whole Foods Market, Inc.	4,616	190,364
		3,674,305
Energy - 5.9%
Capital Product Partners LP †	50,000	455,500
Chevron Corp.	4,740	488,220
ConocoPhillips	5,200	331,136
Era Group, Inc. ^*	17,490	367,290
Royal Dutch Shell PLC - ADR †	8,230	499,479
Sanchez Energy Corp. ^	13,912	140,233
Schlumberger Ltd. †	3,560	323,141
Suncor Energy, Inc. †	10,885	318,168
		2,923,167

Financials - 10.8%
American International Group, Inc. *	10,200	597,822
Arthur J. Gallagher & Co.	7,120	344,964
BGC Partners, Inc.	43,100	407,295
Investors Title Co.	2,530	180,895
JPMorgan Chase & Co.	7,035	462,762
Leucadia National Corp.	19,316	475,753
MetLife, Inc.	7,109	371,517
Ocwen Financial Corp. ^	25,450	258,572
PNC Financial Services Group, Inc.	3,600	344,484
StoneCastle Financial Corp.	1,315	22,973
Tetragon Financial †	120,998	1,220,870
The Toronto-Dominion Bank †	3,590	156,416
Wells Fargo & Co.	8,375	468,665
		5,312,988
Health Care - 9.1%
Abbott Laboratories	10,400	505,440
Alliance Healthcare Services, Inc. ^	21,995	404,488
AmerisourceBergen Corp.	3,329	374,712
Antares Pharma, Inc. ^	46,868	99,360
Cempra, Inc. ^	7,145	262,293
Community Health Systems, Inc. ^	8,060	445,799
ICON PLC ^†	5,526	358,472
Isis Pharmaceuticals, Inc. ^	4,594	309,268
Johnson & Johnson	5,050	505,707
Mylan NV ^†	3,354	243,601
Novartis AG - ADR †	4,790	492,077
Novavax, Inc. ^	16,941	152,469
Ophthotech Corp. ^	3,703	185,224
PAREXEL International Corp. ^	2,577	171,293
		4,510,203
Industrials - 8.5%
Armstrong World Industries, Inc. ^	5,500	302,060
Beacon Roofing Supply, Inc. ^	8,554	268,254
Chart Industries, Inc. ^	6,030	195,734
Continental Building Products, Inc. ^	12,500	278,750
Generac Holdings, Inc. ^	5,621	234,845
General Electric Co.	18,020	491,406
Hubbell, Inc.	1,480	159,884
ITT Corp.	8,100	345,708
Macquarie Infrastructure Corp. *	6,000	507,840
Navios Maritime Partners LP †	35,000	380,800
Regal Beloit Corp.	5,000	390,950
Ritchie Bros. Auctioneers, Inc. †	7,474	211,215
United Parcel Service, Inc.	4,610	457,404
		4,224,850
Information Technology - 4.6%
Blackhawk Network Holdings, Inc. ^	15,483	532,615
Ebay, Inc. ^	4,856	297,964
HomeAway, Inc. ^	7,015	196,911
King Digital Entertainment PLC †*	16,600	244,684
Microchip Technology, Inc.	9,980	490,317
Paychex, Inc.	10,170	502,500
		2,264,991

Materials - 8.1%
Ball Corp. *	5,000	354,950
Berry Plastics Group, Inc. ^	13,800	461,886
CEMEX SAB de CV - ADR ^†	26,000	241,800
Eagle Materials, Inc. *	5,600	467,488
Huntsman Corp.	14,000	314,160
KapStone Paper & Packaging Corp.	15,307	412,524
Louisiana Pacific Corp. ^	12,861	232,655
LyondellBasell Industries NV †	3,420	345,762
OM Group, Inc.	13,300	352,982
Packaging Corporation of America	2,620	181,252
PolyOne Corp.	3,180	123,670
Sealed Air Corp. *	6,500	316,550
Senomyx, Inc. ^	6,622	37,547
Sonoco Products Co.	3,375	151,942
		3,995,168
Telecommunication Services - 0.5%
Verizon Communications, Inc.	4,900	242,256

Utilities - 0.7%
ITC Holdings Corp.	4,685	165,334
Southern Co.	3,605	157,502
		322,836
TOTAL COMMON STOCKS (Cost $33,893,916)		35,390,418

EXCHANGE-TRADED FUNDS - 2.8%
iShares Russell 2000	2,229	276,218
ProShares Short Russell 2000 ^	11,365	666,784
ProShares Short S&P 500 ^	21,486	449,702
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,391,229)		1,392,704

CLOSED-END MUTUAL FUNDS - 4.7%
American Capital Limited ^*	75,000	1,065,000
BlackRock Capital Investment Corp.	46,031	433,612
Fifth Street Finance Corp.	20,173	140,001
Saratoga Investment Corp.	8,412	146,537
WhiteHorse Finance, Inc.	39,961	524,688
TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,254,030)		2,309,838

PURCHASED OPTIONS - 0.1%	Contracts	Value
Put Options - 0.1%
S&P 500 Index
Expiration: September 2015, Exercise Price: $2,000.00	10	33,900
SPDR S&P 500 Index
Expiration: June 2015, Exercise Price: $209.00	100	20,200
TOTAL PURCHASED OPTIONS (Cost $64,705)		54,100
TOTAL INVESTMENTS (Cost $37,603,880) - 79.2%		39,147,060
Other Assets in Excess of Liabilities - 20.8%		10,249,205

	TOTAL NET ASSETS - 100.0%	$49,396,265

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Vivaldi Orinda Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 11.2%
Consumer Discretionary - 4.1%
CarMax, Inc.	1,500	$106,560
D. R. Horton, Inc.	5,600	146,272
Five Below, Inc.	6,480	215,460
GoPro, Inc.	2,700	149,742
Leggett & Platt, Inc.	5,000	236,400
LifeLock, Inc.	10,870	165,442
Norwegian Cruise Line Holdings Ltd. †	2,000	109,120
Papa Murphy's Holdings, Inc.	10,389	178,483
PulteGroup, Inc.	7,000	134,260
Regal Entertainment Group	8,500	178,160
Restoration Hardware Holdings, Inc.	1,795	163,273
Target Corp.	620	49,178
Wayfair, Inc.	6,000	179,340
		2,011,690
Consumer Staples - 0.4%
Sprouts Farmers Market, Inc.	6,140	184,139

Energy - 0.2%
Dresser-Rand Group, Inc.	1,175	99,405

Financials - 0.4%
BofI Holding, Inc.	1,800	169,488
World Acceptance Corp.	542	44,211
		213,699
Health Care - 1.4%
Aegerion Pharmaceuticals, Inc.	2,124	41,376
Healthstream, Inc.	4,450	126,246
Inogen, Inc.	1,598	59,733
Kythera Biopharmaceuticals, Inc.	967	48,708
Medidata Solutions, Inc.	4,195	243,352
Prestige Brands Holdings, Inc.	2,710	119,023
Seattle Genetics, Inc.	1,393	60,024
		698,462
Industrials - 2.8%
AAON, Inc.	7,547	178,638
Healthcare Services Group, Inc.	6,615	199,839
Knoll, Inc.	8,000	182,080
Kornit Digital Ltd. †	9,175	130,927
Owens Corning, Inc.	2,400	101,664
Taser International, Inc.	7,150	225,797
USG Corp.	5,200	149,968
Watts Water Technologies, Inc.	4,000	212,520
		1,381,433

	Information Technology - 0.3%
	Zillow Group, Inc.	1,650	150,793

	Materials - 1.5%
	Air Products & Chemicals, Inc.	514	75,435
	Louisiana Pacific Corp.	15,000	271,350
	Martin Marietta Materials	1,500	223,515
	Tronox Ltd. †	10,000	168,600
			738,900
	Utilities - 0.1%
	WGL Holdings, Inc.	824	47,413
	TOTAL COMMON STOCKS (Proceeds $5,518,397)		5,525,934

	EXCHANGE-TRADED FUNDS - 5.4%
	iShares Russell 2000 ETF	12,650	1,567,588
	iShares Russell Mid-Cap ETF	3,000	521,640
	SPDR S&P 500 ETF	1,137	240,055
	Vanguard REIT ETF	4,500	356,130
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,700,648)		2,685,413

	WARRANTS - 0.0%
	Magnum Hunter Corp. (a)	2,159	0
	TOTAL WARRANTS (Proceeds $0)		0
	TOTAL SECURITIES SOLD SHORT (Proceeds $8,219,045) - 16.6%		$8,211,347

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
(a)	Security valued at fair value using methods determined in good faith by or at the direction
	of the Board of Trustees of Advisors Series Trust

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.7%
Consumer Discretionary - 24.8%
Ann, Inc. ^	18,294	$855,245
DIRECTV ^	21,810	1,985,583
Family Dollar Stores, Inc.	10,500	813,960
Famous Dave's of America, Inc. ^*	9,047	188,268
Finish Line, Inc.	3,756	98,295
Foot Locker, Inc. *	1,880	118,816
Francesca's Holdings Corp. ^	3,470	54,375
Geeknet, Inc. ^	29,357	584,204
Guess, Inc. *	7,500	131,550
Imvescor Restaurant Group ^†	265,060	402,833
Life Time Fitness, Inc. ^	14,466	1,040,105
Marriott Vacations Worldwide Corp. *	1,161	102,493
Mazda Motor Corp. - ADR ^†*	4,879	51,766
Nike, Inc.	1,124	114,277
Potbelly Corp. ^*	9,300	130,665
Priceline Group, Inc. ^*	95	111,344
Shutterfly, Inc. ^	3,152	146,568
Starbucks Corp. *	2,600	135,096
Tilly's, Inc. ^*	17,720	170,821
Town Sports International Holdings, Inc. ^*	69,367	233,073
Zumiez, Inc. ^	1,198	35,772
		7,505,109
Consumer Staples - 1.6%
CVS Caremark Corp. *	1,444	147,837
Darling Ingredients, Inc. ^*	13,700	215,090
Roundy's, Inc. ^*	38,000	132,620
		495,547
Energy - 3.4%
Arch Coal, Inc. ^	20,000	9,800
Atlas Energy Group LLC ^	10,500	68,250
BP PLC - ADR †*	3,900	161,694
Dawson Geophysical Co. ^*	30,840	166,844
Era Group, Inc. ^*	8,500	178,500
Peabody Energy Corp. *	10,000	33,800
Total SA - ADR †*	2,900	146,421
Valero Energy Corp.	2,227	131,928
Western Refining, Inc. *	2,999	131,896
		1,029,133
Financials - 8.5%
AllianceBernstein Holding LP *	5,800	181,888
American International Group, Inc. *	5,000	293,050
Bank Of America Corp.	6,854	113,091
Deutsche Bank AG †*	3,448	104,164
Evercore Partners, Inc.	1,925	98,117
Everest Re Group Ltd. †*	850	154,283
Investors Title Co.	1,370	97,955
Leucadia National Corp.	9,300	229,059
MS&AD Insurance Group Holdings, Inc. - ADR ^†*	10,000	154,400
Nomura Holdings, Inc. - ADR †*	15,000	99,300
Ocwen Financial Corp. ^	12,450	126,492
StoneCastle Financial Corp.	585	10,220
Tetragon Financial Group †	65,545	661,349
T. Rowe Price Group, Inc.	1,395	112,563
WisdomTree Investments, Inc. *	6,516	139,182
		2,575,113

Health Care - 8.9%
Alliance Healthcare Services, Inc. ^	9,000	165,510
Catamaran Corp. ^†	10,000	598,500
Centene Corp. ^	1,416	106,681
Gilead Sciences, Inc. ^	1,045	117,322
Health Net, Inc. ^	1,396	86,887
ICON PLC ^†	892	57,864
Johnson & Johnson *	1,183	118,466
Medtronic PLC †	1,478	112,801
Molina Healthcare, Inc. ^*	1,389	101,036
Omnicare, Inc.	5,800	552,682
Synageva BioPharma Corp. ^	3,114	664,559
		2,682,308
Industrials - 5.8%
3M Co. *	634	100,857
Continental Building Products, Inc. ^	5,500	122,650
Cummins, Inc. *	812	110,066
Deutsche Lufthansa AG - ADR ^†*	12,000	170,160
General Dynamics Corp. *	552	77,368
Northrop Grumman Corp. *	709	112,859
Polypore International, Inc. ^	13,200	790,812
Quality Distribution, Inc. ^	17,867	282,656
		1,767,428
Information Technology - 9.6%
AOL, Inc. ^	2,534	126,725
Apple, Inc. *	1,190	155,033
Check Point Software Technolgies Ltd. ^†	1,490	126,233
Cisco Systems, Inc.	2,521	73,891
Cognizant Technology Solutions Corp. - Class A ^*	1,315	85,107
Corning, Inc. *	5,635	117,884
Ebay, Inc. ^	1,878	115,234
Electronic Arts, Inc. ^	1,766	110,825
F5 Networks, Inc. ^*	594	74,660
Harris Corp.	414	32,797
iGate Corp. ^	12,400	589,124
Informatica Corp. ^	14,900	721,160
King Digital Entertainment PLC †*	8,758	129,093
Microsoft Corp. *	1,527	71,555
NetEase, Inc. - ADR †	595	84,139
NVIDIA Corp. *	7,051	156,039
Vishay Intertechnology, Inc. *	10,000	130,200
		2,899,699
Materials - 9.1%
Agnico-Eagle Mines Ltd. †*	3,758	120,895
ArcelorMittal SA - ADR †*	15,000	160,800
Century Aluminum Co. ^*	19,000	212,420
Domtar Corp. *	1,600	69,152
Glencore PLC - ADR †*	10,853	96,049
Hecla Mining Co.	11,513	35,805
LyondellBasell Industries NV †*	1,429	144,472
Nevsun Resources Ltd. †*	25,900	108,003
Newmont Mining Corp. *	5,722	155,867
NovaGold Resources Inc. ^†	16,616	67,960
POSCO - ADR †*	2,300	125,948
Royal Gold, Inc. *	2,084	134,981
Rubicon Minerals Corp. ^†	34,118	37,530
Schnitzer Steel Industries, Inc. *	5,000	89,550
Sigma-Aldrich Corp.	8,081	1,125,683
Tahoe Resources, Inc. †*	3,883	54,090
		2,739,205
TOTAL COMMON STOCKS (Cost $21,409,792)		21,693,542

	REITS - 1.0%
	Associated Estates Realty Corp.	10,300	294,477
	TOTAL REITS (Cost $293,908)		294,477

	EXCHANGE-TRADED FUNDS - 10.2%
	Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,880	262,670
	Financial Select Sector SPDR ETF *	9,262	227,845
	iShares Currency Hedged MSCI Germany *	9,676	263,574
	iShares India 50 ETF *	4,089	124,265
	ProShares Short Russell 2000 ^	5,116	300,156
	ProShares Short S&P 500 ^*	8,975	187,847
	SPDR S&P Bank ETF *	15,007	523,744
	United States Natural Gas Fund LP ^*	21,396	275,367
	WisdomTree Europe Hedged Equity ETF	7,901	514,434
	WisdomTree Germany Hedged Equity ETF *	8,782	263,372
	WisdomTree India Earnings Fund *	7,226	159,839
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,188,922)		3,103,113

	CLOSED-END MUTUAL FUNDS - 3.5%
	American Capital Ltd. ^*	33,380	473,996
	BlackRock Capital Investment Corp.	22,500	211,950
	Fifth Street Finance Corp.	9,500	65,930
	Saratoga Investment Corp.	3,505	61,057
	WhiteHorse Finance, Inc. *	19,146	251,387
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,047,082)		1,064,320

	PURCHASED OPTIONS - 0.2%	Contracts	Value
	Call Options - 0.2%
	NVIDIA Corp.
	Expiration: January 2016, Exercise Price: $20.00	196	61,740
	TOTAL PURCHASED OPTIONS (Cost $46,440)		61,740
	TOTAL INVESTMENTS (Cost $25,986,144) - 86.6%		26,217,192
	Other Assets in Excess of Liabilities - 13.4%		4,050,278
	TOTAL NET ASSETS - 100.0%		$30,267,470

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 21.3%
Consumer Discretionary - 5.8%
Ascena Retail Group, Inc.	12,360	$182,681
CarMax, Inc.	667	47,384
Dollar Tree, Inc.	2,605	195,349
Five Below, Inc.	2,810	93,432
GoPro, Inc.	1,199	66,497
Kate Spade & Co.	3,484	86,333
LifeLock, Inc.	4,530	68,947
Lululemon Athletica, Inc.	600	35,874
Melco Crown Entertainment Ltd. - ADR †	3,287	63,571
MGM Resorts International	6,477	129,864
Netflix, Inc.	200	124,812
Papa Murphy's Holdings, Inc.	4,500	77,310
Restoration Hardware Holdings, Inc.	750	68,220
Starbucks Corp.	1,800	93,528
Tesla Motors, Inc.	450	112,860
Under Armour, Inc.	1,150	90,171
Wayfair, Inc.	2,500	74,725
Wynn Resorts Ltd.	666	67,060
Zoe's Kitchen, Inc.	2,214	70,139
		1,748,757
Consumer Staples - 1.3%
Hain Celestial Group, Inc.	3,100	196,137
Sprouts Farmers Market, Inc.	2,560	76,774
The WhiteWave Foods Co.	2,700	129,681
		402,592
Energy - 4.6%
Cabot Oil & Gas Corp.	1,800	61,128
Callon Petroleum Co.	9,589	75,370
Carrizo Oil & Gas, Inc.	2,022	101,423
Concho Resources, Inc.	1,576	189,593
Continental Resources, Inc.	2,114	96,314
Diamondback Energy, Inc.	890	69,251
Energy Transfer Equity LP	900	61,803
Enterprise Products Partners LP	1,600	51,872
Laredo Petroleum Holdings, Inc.	4,802	65,403
Legacy Reserves LP	5,348	53,694
Penn Virginia Corp.	11,969	55,656
Pioneer Natural Resources Co.	1,209	178,726
Plains All American Pipeline LP	1,973	92,632
QEP Resources, Inc.	4,097	77,146
Weatherford International PLC †	4,030	55,695
Whiting Petroleum Corp.	3,427	113,057
		1,398,763
Financials - 0.2%
BofI Holding, Inc.	750	70,620

Health Care - 2.1%
Alexion Pharmaceuticals, Inc.	2,049	335,708
Esperion Therapeutics, Inc.	600	64,506
Healthstream, Inc.	2,150	60,995
Medidata Solutions, Inc.	1,865	108,189
Prestige Brands Holdings, Inc.	1,290	56,657
		626,055

	Industrials - 2.2%
	AAON, Inc.	3,200	75,744
	CSX Corp.	2,000	68,160
	Healthcare Services Group, Inc.	2,900	87,609
	Hertz Global Holdings, Inc.	5,454	108,480
	Kornit Digital Ltd. †	5,325	75,988
	Navistar International Corp.	2,794	73,985
	Taser International, Inc.	3,550	112,109
	Trex Co., Inc.	1,500	75,900
			677,975
	Information Technology - 0.7%
	Viasat, Inc.	1,259	79,304
	Zillow Group, Inc.	1,450	132,516
			211,820
	Materials - 0.6%
	Ecolab, Inc.	700	80,255
	Vulcan Materials Co.	1,050	94,426
			174,681
	Telecommunication Services - 3.8%
	AT&T, Inc.	27,170	938,452
	Level 3 Communications, Inc.	3,510	194,735
			1,133,187
	TOTAL COMMON STOCKS (Proceeds $6,489,376)		6,444,450

	EXCHANGE-TRADED FUNDS - 14.2%
	iShares Russell 2000 Index Fund	2,500	309,800
	SPDR Barclays Capital High Yield Bond ETF	13,386	527,676
	SPDR Dow Jones Industrial Average ETF	500	90,055
	iShares iBoxx Dollar Investment Grade Corporate Bond Fund	4,453	526,656
	iShares Nasdaq Biotechnology ETF	1,239	452,272
	Market Vectors Biotech ETF	1,000	134,680
	Powershares QQQ Trust, Series 1	10,500	1,155,525
	SPDR S&P 500 ETF Trust	1,000	211,130
	SPDR S&P Biotech ETF	2,217	528,023
	SPDR S&P Oil & Gas Exploration & Production ETF	7,212	357,355
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,220,131)		4,293,172

	REITS - 0.3%
	AvalonBay Communities, Inc.	500	83,250
	Urban Edge Properties	657	14,191
	TOTAL REITS (Proceeds $93,934)		97,441
	TOTAL SECURITIES SOLD SHORT (Proceeds $10,803,441) - 35.8%		$10,835,063

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Futures Contracts
May 31, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Contracts
100 Ounce Gold Futures	5	$595,850	December 2015	$(31,293)
Silver Futures	3	251,790	December 2015	5,032
				$(26,261)
Short Contracts
Australian Dollar Currency Futures	(10)	$(764,900)	June 2015	$1,142
Euro Fx Currency Futures	(7)	(962,238)	September 2015	10,306
British Pound Currency Futures	(9)	(860,006)	June 2015	(10,150)
Japanese Yen Currency Futures	(9)	(906,975)	June 2015	21,988
10-Year U.S. Treasury Note Futures	(9)	(1,149,188)	September 2015	(14,329)
30-Year U.S. Treasury Bond Futures	(5)	(778,125)	September 2015	(24,853)
				$(15,896)
As of May 31,2015, initial margin deposits of $135,380 have been pledged in connection with futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%
Consumer Discretionary - 0.2%
Peak Resorts, Inc.	50,427	$355,510

Financials - 0.5%
America First Multifamily Investors LP *	175,423	989,386
Ellington Financial LLC	18,823	370,813
		1,360,199
TOTAL COMMON STOCKS (Cost $1,739,003)		1,715,709

REITS - 30.9%
Financials - 30.9%
American Capital Agency Corp.	110,700	2,309,202
American Residential Properties, Inc. ^	66,274	1,229,383
Apollo Commercial Real Estate Finance, Inc. *	351,138	6,029,039
Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred	79,775	2,069,364
Ashford Hospitality Trust, Inc. - Series E Cumulative Preferred	36,141	958,821
Bluerock Residential Growth REIT, Inc.	110,712	1,511,219
Campus Crest Communities, Inc.	306,829	1,736,652
CBL & Associates Properties, Inc. - Series D Cumulative Preferred *	242,116	6,173,958
CorEnergy Infrastructure Trust, Inc.	57,014	379,143
DuPont Fabros Technology, Inc. - Series A Cumulative Preferred	145,100	3,721,815
DuPont Fabros Technology, Inc. - Series B Cumulative Preferred	110,000	2,820,400
Equity Commonwealth - Series E Cumulative Preferred *	101,515	2,604,875
First Potomac Realty Trust - Series A Cumulative Preferred *	45,402	1,161,156
Home Properties, Inc.	32,000	2,378,240
Independence Realty Trust, Inc. *	235,949	2,083,430
Inland Real Estate Corp. - Series A Cumulative Preferred *	127,768	3,353,910
iStar Financial, Inc. - Series D Cumulative Preferred *	92,924	2,296,152
iStar Financial, Inc. - Series E Cumulative Preferred	78,243	1,929,472
iStar Financial, Inc. - Series F Cumulative Preferred *	126,287	3,126,235
iStar Financial, Inc. - Series I Cumulative Preferred	52,500	1,260,000
Jernigan Capital, Inc. ^	38,569	788,350
Monmouth Real Estate Investment Corp. - Series B Cumulative Preferred	52,950	1,388,879
National Storage Affiliates Trust ^	73,400	990,166
New Residential Investment Corp. *	60,000	1,023,600
New York Reit, Inc.	104,423	968,001
Northstar Realty Finance Corp.	167,000	3,029,380
Northstar Realty Finance Corp. - Series B Cumulative Preferred	54,554	1,369,851
Pennsylvania Real Estate Investment Trust	41,333	922,553
Preferred Apartment Communities, Inc.	53,540	613,568
RAIT Financial Trust *	283,542	1,803,327
RAIT Financial Trust - Senior Unsecured *	118,402	2,800,207
RAIT Financial Trust - Series A Cumulative Preferred	70,895	1,600,100
RAIT Financial Trust - Series B Cumulative Preferred	29,496	705,544
RAIT Financial Trust - Series C Cumulative Preferred	34,787	869,675
Select Income REIT	65,349	1,531,781
Starwood Property Trust, Inc. *	189,643	4,530,571
Wheeler Real Estate Investment Trust, Inc.	11,700	26,910
Whitestone REIT *	181,953	2,552,801
Winthrop Realty Trust	169,202	2,832,441
TOTAL REITS (Cost $79,197,844)		79,480,171

CONVERTIBLE PREFERRED STOCKS - 3.4%
Financials - 3.4%
CorEnergy Infrastructure Trust, Inc. - Series A Cumulative Preferred	20,592	514,388
EPR Properties - Series E Convertible Preferred *	38,873	1,311,964
FelCor Lodging Trust, Inc. - Series A Convertible Preferred *	137,755	3,547,191
Inland Real Estate Corp. - Series B Cumulative Preferred	20,000	530,000
Wheeler Real Estate Investment Trust, Inc. - Series C Cumulative Convertible Preferred ^ ~	2,500	2,887,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,151,298)		8,791,043

PREFERRED STOCKS - 53.7%
Financials - 2.1%
JPMorgan Chase & Co. - Series AA Non-Cumulative Preferred ^	80,000	1,977,600
M/I Homes, Inc. - Series A Non-Cumulative Preferred *	78,417	2,020,022
TravelCenters of America LLC - Senior Unsecured, 8.00%	37,540	986,927
TravelCenters of America LLC - Senior Unsecured, 8.25%	15,000	390,150
		5,374,699
Energy - 1.7%
Breitburn Energy Partners LP - Series A Cumulative Preferred	22,468	501,711
Legacy Reserves LP - Series B Cumulative Preferred	85,831	1,800,734
Tsakos Energy Navigation Ltd. - Series D Cumulative Preferred ^†	38,450	938,180
Vanguard Natural Resources LLC - Series B Cumulative Preferred	51,509	1,169,254
		4,409,879
Financials - 48.5%
AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred	16,504	415,076
AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred	10,819	269,826
American Capital Agency Corp. - Series P Cumulative Preferred	2,000	51,700
American Capital Agency Corp. Depositary Shares 1/1000 - Series B Cumulative Preferred *	134,963	3,328,188
American Realty Capital Properties, Inc. - Series F Cumulative Preferred *	285,990	6,878,059
AmTrust Financial Services, Inc. - Series B Non-Cumulative Preferred	62,487	1,581,546
AmTrust Financial Services, Inc. - Series C Non-Cumulative Preferred	11,560	295,011
AmTrust Financial Services, Inc. - Series D Non-Cumulative Preferred	68,687	1,741,215
Annaly Capital Management, Inc. - Series C Cumulative Preferred	43,148	1,073,091
Annaly Capital Management, Inc. - Series D Cumulative Preferred	58,074	1,437,331
Apollo Commercial Real Estate Finance, Inc. - Series A Cumulative Preferred	67,580	1,775,327
Apollo Residential Mortgage, Inc. - Series A Cumulative Preferred	30,614	754,329
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,483,200
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,154,212
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	495,780
Arbor Realty Trust, Inc. - Series C Cumulative Preferred *	86,699	2,210,824
Ares Capital Corp. - Senior Unsecured	6,438	166,358
Banc of California, Inc. - Series D Non-Cumulative Preferred	68,000	1,744,200
Campus Crest Communities, Inc. - Series A Cumulative Preferred *	245,181	5,945,639
Capstead Mortgage Corp. - Series E Cumulative Preferred	51,000	1,269,900
Cedar Realty Trust, Inc. - Series B Cumulative Preferred *	47,185	1,192,837
Chesapeake Lodging Trust - Series A Cumulative Preferred *	132,526	3,549,709
Citigroup Capital XIII - Cumulative Preferred	30,000	779,700
Colony Capital, Inc. - Cumulative Preferred ^	110,000	2,654,300
Colony Capital, Inc. - Series A Cumulative Preferred *	110,692	2,924,483
Colony Capital, Inc. - Series B Cumulative Preferred	82,105	2,089,572
Corporate Office Properties Trust - Series L Cumulative Preferred *	51,173	1,367,087
CYS Investments, Inc. - Series A Cumulative Preferred	5,000	123,125
CYS Investments, Inc. - Series B Cumulative Preferred *	94,283	2,235,450
Digital Realty Trust, Inc. - Series H Cumulative Preferred	44,783	1,217,202
Excel Trust, Inc. - Series B Cumulative Preferred *	117,650	2,982,428
GMAC Capital Trust I Fixed Rate Floating Rate Trust Cumulative Preferred Securities, Series 2 *	130,050	3,389,103
Hatteras Financial Corp. - Series A Cumulative Preferred *	129,066	3,165,989
Hersha Hospitality Trust - Series B Cumulative Preferred *	217,859	5,720,977
Hudson Pacific Properties, Inc. - Series B Cumulative Preferred	140,000	3,673,600
Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred	70,710	1,767,750
Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred	153,000	3,786,750
Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,770,019
iStar Financial, Inc. - Series G Cumulative Preferred	11,597	285,518
Kemper Corp. - Subordinated	37,713	999,017
Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	56,710	1,463,118
Kite Realty Group Trust - Series A Cumulative Preferred *	161,020	4,134,994
KKR Financial Holdings LLC - Series A Cumulative Preferred	59,412	1,541,147
LaSalle Hotel Properties - Series H Cumulative Preferred	60,544	1,562,035
MFA Financial, Inc. - Series B Cumulative Preferred *	64,075	1,585,216
National General Holdings Corp. - Series B Non-Cumulative Preferred ^	75,000	1,862,250
Northstar Realty Finance Corp. - Series C Cumulative Preferred *	226,788	5,896,488
Northstar Realty Finance Corp. - Series D Cumulative Preferred	68,564	1,762,780
Northstar Realty Finance Corp. - Series E Cumulative Preferred *	286,069	7,377,720
Pebblebrook Hotel Trust - Series A Cumulative Preferred *	95,963	2,483,522
Pebblebrook Hotel Trust - Series B Cumulative Preferred *	46,655	1,237,757
Pennsylvania Real Estate Investment Trust - Series A Cumulative Preferred *	144,148	3,779,561

Resource Capital Corp. - Series B Cumulative Preferred	41,000	918,400
Resource Capital Corp. - Series C Cumulative Preferred *	169,500	3,864,600
Retail Properties of America, Inc. - Series A Cumulative Preferred *	80,082	2,050,099
Summit Hotel Properties - Series A Cumulative Preferred *	44,622	1,200,778
Summit Hotel Properties - Series B Cumulative Preferred	1,000	27,010
Summit Hotel Properties - Series C Cumulative Preferred	10,086	268,691
WP Glimcher, Inc. - Series H Cumulative Preferred *	73,011	1,888,064
		124,649,658
Industrials - 1.1%
Diana Shipping, Inc. - Senior Unsecured ^†	37,500	943,125
Diana Shipping, Inc. - Series B Cumulative Preferred †	32,159	803,975
Safe Bulkers, Inc. - Series D Cumulative Preferred †	54,400	1,034,144
		2,781,244
Telecommunication Services - 0.3%
United States Cellular Corp. - Senior Unsecured	23,300	588,558
TOTAL PREFERRED STOCKS (Cost $135,932,479)		137,804,038

	Principal
	Amount
CORPORATE BONDS - 1.2%
ARC Properties Operating Partnership LP, 2.000%, 02/06/2017	2,000,000	1,960,000
Bank Of NY Mellon Corp., 4.950%, 12/29/2049 +	500,000	500,625
Deutsche Bank AG, 7.500%, 12/29/2049 +†	600,000	609,750
TOTAL CORPORATE BONDS (Cost $2,977,619)		3,070,375

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.3%
Direxion Daily 20-Year Treasury Bull 3x ETF ^	10,000	784,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $738,197)		784,400

EXCHANGE-TRADED NOTES - 0.2%
iPath S&P 500 VIX Short-Term Futures ETN ^†	30,000	570,000
TOTAL EXCHANGE-TRADED NOTES (Cost $636,896)		570,000

CLOSED-END MUTUAL FUNDS - 0.5%
Nuveen Preferred Income Opportunities Fund	136,654	1,311,878
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,306,690)		1,311,878
TOTAL INVESTMENTS (Cost $230,680,026) - 90.9%		233,527,614
Other Assets in Excess of Liabilities - 9.1%		23,371,668
TOTAL NET ASSETS - 100.0%		$256,899,282

Percentages are stated as a percent of net assets.

^	Non-income producing.
+	Variable Rate Security. The rate shown represents the rate at May 31, 2015.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of
May 31, 2015, the value of these securities was $2,887,500 or 1.12% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.1%
iShares Mortgage Real Estate Capped ETF	275,000	$3,203,750
iShares S&P U.S. Preferred Stock ETF	60,000	2,385,000
iShares U.S. Real Estate ETF	58,000	4,363,340
Utilities Select Sector SPDR Fund	70,500	3,137,250
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $13,087,845)		13,089,340

EXCHANGE-TRADED NOTES - 0.3%
JPMorgan Alerian MLP ETN	16,000	692,320
TOTAL EXCHANGE-TRADED NOTES (Proceeds $697,085)		692,320
TOTAL SECURITIES SOLD SHORT (Proceeds $13,784,930) - 5.4%		$13,781,660

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows:

	Vivaldi Orinda	Vivaldi Orinda	Orinda
	Hedged Equity*	Macro Opps*	Income Opps*

Cost of investments	$38,169,398	$26,236,045	$231,215,349
Gross unrealized appreciation	2,518,369	1,574,581	5,898,940
Gross unrealized depreciation	(1,540,707)	(1,593,434)	(3,586,675)
Net unrealized appreciation (depreciation)	$977,662	$(18,853)	$2,312,265

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at May 31, 2015 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value heirarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund's securities as of May 31, 2015:

Vivaldi Orinda Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$7,919,654	$-	$-	$7,919,654
Consumer Staples	3,674,305	-	-	3,674,305
Energy	2,923,167	-	-	2,923,167
Financials	5,312,988	-	-	5,312,988
Health Care	4,510,203	-	-	4,510,203
Industrials	4,224,850	-	-	4,224,850
Information Technology	2,264,991	-	-	2,264,991
Materials	3,995,168	-	-	3,995,168
Telecommunication Services	242,256	-	-	242,256
Utilities	322,836	-	-	322,836
Total Common Stock	35,390,418	-	-	35,390,418
Exchange-Traded Funds	1,392,704	-	-	1,392,704
Closed-End Mutual Funds	2,309,838	-	-	2,309,838
Purchased Options
Put Options	54,100	-	-	54,100
Total Purchased Options	54,100	-	-	54,100
Total Investments in Securities	$39,147,060	$-	$-	$39,147,060
Securities Sold Short	$8,211,347	$-	$-	$8,211,347

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at May 31, 2015, the end of the reporting period. The Hedged Equity Fund recognized no transfers to/from level 1 or level 2. The Hedged Equity Fund held one level 3 security but the warrants held no value at May 31, 2015.

The following is a reconciliation of the Vivaldi Orinda Hedged Equity Fund's level 3 investments for which significant unobservable inputs were used in determining fair value.
		Investments in Securities, at value
		Securities Sold Short
Balance as of February 28, 2015		$(234)
Accrued discounts/premiums		-
Realized gain/(loss)		25,026
Change in unrealized appreciation/(depreciation)		(25,236)
Purchases		-
Cover Buy		444
Transfers in and/or out of level 3		-
Balance as of May 31, 2015		$-

As of March 2, 2015, the Valuation Committee has priced the securities as of the last trade price. Since the securities' fair value utilized significant unobservable inputs due to the lack of available market data, the securities are categorized as level 3 of the fair value hierarchy.

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of May 31, 2015:

Vivaldi Orinda Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$7,505,109	$-	$-	$7,505,109
Consumer Staples	495,547	-	-	495,547
Energy	1,029,133	-	-	1,029,133
Financials	2,575,113	-	-	2,575,113
Health Care	2,682,308	-	-	2,682,308
Industrials	1,767,428	-	-	1,767,428
Information Technology	2,899,699	-	-	2,899,699
Materials	2,739,205	-	-	2,739,205
Total Common Stock	21,693,542	-	-	21,693,542
REITs	294,477	-	-	294,477
Exchange-Traded Funds	3,103,113	-	-	3,103,113
Closed-End Mutual Funds	1,064,320	-	-	1,064,320
Purchased Options
Call Options	61,740	-	-	61,740
Total Purchased Options	61,740	-	-	61,740
Total Investments in Securities	$26,217,192	$-	$-	$26,217,192
Securities Sold Short	$10,835,063	$-	$-	$10,835,063
Other Financial Instruments*
Long Futures Contracts	$(26,261)	$-	$-	$(26,261)
Short Futures Contracts	$(15,896)	$-	$-	$(15,896)
Total Other Financial Instruments	$(42,157)	$-	$-	$(42,157)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at May 31, 2015, the end of the reporting period. The Macro Opportunities Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Macro Opportunities Fund on May 31, 2015.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of May 31, 2015:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$355,510	$-	$-	$355,510
Financials	1,360,199	-	-	1,360,199
Total Common Stock	1,715,709	-	-	1,715,709
REITs	73,803,902	5,676,269	-	79,480,171
Convertible Preferred Stocks	4,591,579	1,311,964	2,887,500	8,791,043
Preferred Stocks	128,454,533	9,349,505	-	137,804,038
Corporate Bonds	-	3,070,375	-	3,070,375
Exchange-Traded Funds	784,400	-	-	784,400
Exchange-Traded Notes	570,000	-	-	570,000
Closed-End Mutual Funds	1,311,878	-	-	1,311,878
Total Investments in Securities	$211,232,001	$19,408,113	$2,887,500	$233,527,614
Securities Sold Short	$13,781,660	$-	$-	$13,781,660

Transfers into Level 1		$7,614,120
Transfers out of Level 1		$(10,573,998)
Net transfers in and/or out of Level 1		$(2,959,878)

Transfers into Level 2		$10,573,998
Transfers out of Level 2		$(7,614,120)
Net transfers in and/or out of Level 2		$2,959,878

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at May 31, 2015, the end of the reporting period. The Income Opportunities Fund transferred $7,614,120 from level 2 to level 1 because these securities were now being priced at the official close. The Income Opportunities Fund transferred $10,573,998 from level 1 to level 2 at May 31,
2015 because the securities were priced at the mean between the bid and ask spread. The Income Opportunities Fund held one level 3 security with a value of $2,887,500 at May 31, 2015.

The following is a reconciliation of the Orinda Income Opportunities Fund's level 3 investments for which significant unobservable inputs were used in determining fair value.
Investments in Securities, at value
Securities Sold Short
Balance as of February 28, 2015	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	2,887,500
Cover Buy	-
Transfers in and/or out of level 3	-
Balance as of May 31, 2015	$2,887,500

As of May 29, 2015, the Valuation Committee has priced the securities as of the last trade price. Since the securities' fair value utilized significant unobservable inputs due to the lack of available market data, the securities are categorized as level 3 of the fair value hierarchy.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds'
results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended May 31, 2015 for the Hedged Equity Fund were $55,583 and $6,004, respectively.

The average monthly market values of purchased and written options during the period ended May 31, 2015 for the Macro Opportunities
Fund were $59,519 and $2,396, respectively. The average monthly notional amounts of long and short futures contracts during the period ended
May 31, 2015 were $818,171 and $4,882,257, respectively.

The average monthly market value of purchased options during the period ended May 31, 2015 for the Income Opportunities
Fund was $2,667.

Vivaldi Orinda Hedged Equity Fund
Transactions in written options contracts for the period ended May 31, 2015 are as follows:
Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(228)	(13,007)
Options closed	228	13,007
Options exercised	-	-
Options expired	-	-
Outstanding at May 31, 2015	-	$-

Vivaldi Orinda Macro Opportunities Fund
Transactions in written options contracts for the period ended May 31, 2015 are as follows:
Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(91)	(5,190)
Options closed	91	5,190
Options exercised	-	-
Options expired	-	-
Outstanding at May 31, 2015	-	$-

Values of Derivative Instruments as of May 31, 2015 for the Vivaldi Orinda Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$54,100	N/A	-
Total		$54,100		-
*Includes cumulative appreciation of futures contracts as reported in the Schedule of Futures Contracts.

Values of Derivative Instruments as of May 31, 2015 for the Vivaldi Orinda Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Commodity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$(26,261)	N/A	-
Equity Contracts - Options	Investments, at fair value	$61,740	N/A	-
Foreign Exchange Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	$23,286	N/A	-
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$(39,182)	N/A	-
Total		$19,583		-
*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 7/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 7/27/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 7/27/2015

* Print the name and title of each signing officer under his or her signature.